Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies

Significant Accounting Policies

The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and results of operations included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, filed with the Securities and Exchange Commission (the “SEC”).

Refer to Note 2 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, for a description of the Company’s significant accounting policies. The Company has included disclosures below regarding basis of presentation and other accounting policies that (i) are required to be disclosed quarterly, (ii) have material changes or (iii) the Company views as critical as of the date of this report.

Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”) for interim financial information and the rules and regulations of the SEC.

The accompanying unaudited condensed consolidated financial statements contain all normal and recurring adjustments necessary to state fairly the consolidated financial condition, results of operations, statements of stockholders’ equity, and cash flows of the Company for the interim periods presented. Except as otherwise disclosed, all such adjustments consist only of those of a normal recurring nature. Operating results for the three and nine months ended September 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026 or other interim periods.

The condensed unaudited consolidated financial statements include the accounts of SHF Holdings, Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC and the instructions to Form 10-Q.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of SHF Holdings, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the Company’s financial condition and results of operations for the periods presented.

In connection with the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, management identified conditions that raised substantial doubt about the Company’s ability to continue as a going concern. Those conditions included recurring operating losses, a net loss of approximately $48.3 million (inclusive of significant non-cash charges), limited liquidity relative to near-term obligations, and uncertainty regarding the Company’s ability to satisfy its then-existing indemnification obligations under its Commercial Alliance Agreement (“CAA”) with PCCU.

Liquidity and Going Concern

Liquidity and Going Concern

Liquidity refers to our ability to meet anticipated cash demands, including funding operations, and covering other routine business expenses. Our primary cash outflows include operating costs, professional services and general business expenditures. The Company’s sources of liquidity are its existing cash and cash equivalents, cash flows from operations to the extent achieved and, subject to the restrictions described below, the sale of Common Stock pursuant to the Equity Line of Credit (the “ELOC”).

As of September 30, 2026, the Company had cash and cash equivalents of $4.4 million, working capital of $3.7 million, and total stockholders’ equity of $5.2 million, which is $2.7 million above the minimum Nasdaq stockholders’ equity requirement of $2.5 million under Nasdaq Listing Rule 5550(b)(1). The Company has incurred recurring losses from operations and negative cash flows from operations, including an operating loss of $3.8 million and net cash used in operating activities of $4.0 million for the nine months ended September 30, 2026, and an accumulated deficit of $127.2 million as of September 30, 2026.

In addition, a trial on damages and the remaining claims in the Abaca (as defined below) litigation was held on August 10 and 11, 2026, and the District Court has not issued its ruling. The Company assesses a loss as reasonably possible but not probable and estimates the range of reasonably possible loss at $0 to $7.8 million. An adverse ruling at or near the upper end of that range would exceed the Company’s available liquidity. The $3.0 million second anniversary payment deposited in the District Court’s registry is not available to fund operations. See Note 17, Commitments and Contingencies.

These conditions, considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern.

Management has developed and is implementing a series of measures intended to preserve liquidity and support the Company’s ability to meet its obligations during the look-forward period:

●	Strengthened Revenue Profile: The Second Amended Commercial Alliance Agreement (“Second Amended CAA”) with PCCU, effective October 1, 2025, increased the Company’s share of loan program income from approximately 35% to up to 65% of the loan program income generated by PCCU’s CRB loan portfolio, improving the recurring revenue profile of the Company’s core business on a prospective basis. For the nine months ended September 30, 2026, this change increased loan program income by approximately $0.9 million compared to the same period in 2025. In addition, the asset hosting fee structure transitioned from a flat rate to a tiered marginal rate schedule based on average daily deposit balances, with rates ranging from 0.50% on the first $25 million to 1.25% on balances above $125 million, resulting in estimated annual savings of approximately $0.3 million compared to the rates contained in the First Amended Commercial Alliance Agreement (the “Amended CAA”). The Company is also exploring strategic relationships with additional financial institutions.

●	Access to Additional Capital: On September 17, 2025, the Company entered into the ELOC with an institutional investor (the “ELOC Investor”), under which the Company may, at its sole discretion and subject to customary conditions, sell up to $150.0 million of newly issued shares of Common Stock to the investor party thereto. The ELOC expires on September 17, 2028. For the nine months ended September 30, 2026, the Company raised $1.1 million from the use of the ELOC. The Company’s continued ability to access the ELOC is subject to a number of conditions, including the absence of any Material Adverse Effect (as defined in Note 16, Stockholders’ Equity, in subsection “Equity Line of Credit and Related Series B Redemption Obligation”), and there can be no assurance that the Company will be able to draw the full amount of the commitment. See Note 16, Stockholders’ Equity. In addition, 25% of the proceeds of each draw must be used to redeem shares of Series B Convertible Preferred Stock (as defined below), and the Company’s ability to use the ELOC is limited by the current trading price of its Common Stock.

●	Expense Management: The Company has made strategic investments in marketing, lending and system development. Management has identified specific actionable cost reductions that are within its direct operational control and that it would implement should operating conditions deteriorate below base-case expectations, including pausing or restructuring those strategic investments.

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Cash Flow Monitoring: Management maintains a 52-week rolling cash flow projection that tracks anticipated expenses, revenues, and ending cash balances against budget. Cash positions are reviewed on a bi-weekly basis to ensure the Company maintains adequate liquidity to fund operations.

On October 23, 2026, the Company entered into a non-binding term sheet with Opifex Media, Inc. (“Opifex”), a Beverly Hills, California-based media holding company focused on the creator economy, regarding the Proposed Transaction (as defined below) described in Note 18, Subsequent Events. The Company does not intend to draw on the ELOC until the earlier of the closing of the Proposed Transaction or the termination of the term sheet. The Company has also agreed not to make certain payments without Opifex’s consent while the term sheet is in effect, including voluntary payments to holders of the Series B Securities, litigation settlements, and bonuses, retention or change-of-control payments not previously in effect and disclosed. The restrictions limit the sources of liquidity and the actions available to management during the pendency of the Proposed Transaction.

Notwithstanding the measures described above, the Company continues to incur operating losses and negative cash flows from operations, the ELOC is not expected to be used while the Proposed Transaction is pending, and the Company’s ability to execute on its expense-management plans involves elements outside of management’s sole control. Accordingly, management has concluded that management’s plans, considered in the aggregate, do not alleviate the substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date these unaudited condensed consolidated financial statements are issued.

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets, or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Liquidity and Going Concern

Liquidity refers to our ability to meet anticipated cash demands, including servicing debt, funding operations, maintaining assets, and covering other routine business expenses. Our primary cash outflows include debt principal and interest repayments, operating costs, and general business expenditures. The main source of our liquidity continues to be cash inflows generated from operational performance. As of December 31, 2025, the Company does not have significant capital investment commitments.

Under Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements, Going Concern, the Company is responsible for evaluating whether conditions or events raise substantial doubt about its ability to meet future financial obligations within one year of the financial statement issuance date. This evaluation involves two steps: (1) assessing whether conditions or events raise substantial doubt about the Company’s ability to continue as a going concern, and (2) if substantial doubt is raised, evaluating whether the Company has plans to mitigate that doubt. Disclosures are required if substantial doubt exists or if the Company’s plans alleviate the doubt.

As of December 31, 2025, the Company has cash and cash equivalents of $6.8 million and net working capital of $5.7 million. The Company has incurred recurring losses from operations and experienced negative cash flows from operations, including an operating loss of $5.4 million and cash used in operating activities of $3.4 million for the year ended December 31, 2025. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date these consolidated financial statements are issued. As of December 31, 2025, management believes our cash and cash equivalents is sufficient enough to meet our financial obligations for the next twelve months.

Management has developed and implemented a series of measures intended to preserve liquidity and support the Company’s ability to meet its obligations during the look-forward period.

Strengthened Revenue Profile. The Second Amended CAA increased the Company’s share of loan program income from approximately 35% to 65% of the PCCU’s loan portfolio. This agreement improves the recurring revenue profile of the Company’s core business on a prospective basis. Additionally, the Company is exploring strategic partnerships with other financial institutions.

Access to Additional Capital. The Company has entered into a $150 million Equity Line of Credit, providing contingent access to additional capital subject to customary conditions.

Expense Management. Management has identified and quantified specific, actionable cost reductions that are within its direct operational control and that it would implement should operating conditions deteriorate below base-case expectations.

Cash Flow Monitoring. Management maintains a 52-week rolling cash flow projection that tracks anticipated expenses, revenues, and ending cash balances against budget. Cash positions are reviewed on a bi-weekly basis to ensure the Company maintains adequate liquidity to fund operations.

Notwithstanding the measures described above, the Company continues to incur operating losses and negative cash flows from operations, and uncertainty remains as to whether these conditions will be fully resolved within the look-forward period. As a result, management has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least twelve months from the date these consolidated financial statements are issued.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the disclosure of contingent assets and liabilities. Material estimates particularly subject to change in the near term include the Company’s financial indemnification liability, valuation allowance for deferred tax assets and the fair value of financial instruments including warrant liabilities. Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the disclosure of contingent assets and liabilities. Material estimates particularly subject to change in the near term include the financial indemnification liability, valuation allowance for deferred tax assets and the fair value of financial instruments including warrant liabilities. Actual results could differ from those estimates.

Reverse Stock Split

Reverse Stock Split

On September 30, 2026, the Company effected a 1-for-12 reverse stock split of its Common Stock (the “2026 Reverse Stock Split”) pursuant to a Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation filed with the Secretary of State of the State of Delaware, which became effective on September 30, 2026. The 2026 Reverse Stock Split was effected to increase the per share trading price of the Common Stock in order to regain compliance with the $1.00 minimum closing bid price requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2), as described in Note 17, Commitments and Contingencies, Nasdaq Listing Compliance. No fractional shares were issued; stockholders otherwise entitled to a fractional share received a number of shares rounded up to the nearest whole share. The 2026 Reverse Stock Split did not change the par value of the Common Stock or the number of authorized shares. Proportional adjustments were made to the number of shares issuable upon exercise or conversion of, and the exercise or conversion prices of, the Company’s outstanding warrants, stock options, restricted stock units and Series B Convertible Preferred Stock, and to the number of shares reserved under the Company’s equity incentive plan. All share and per share amounts for all periods presented have been adjusted to reflect the 2026 Reverse Stock Split.

Reverse Stock Splits

The Company effected a reverse stock split of 1-for-20 on March 14, 2025 (the “2025 Reverse Stock Split”). The Company implemented a reverse stock split of the Company’s Common Stock at a ratio of 1-for-12 (together with the 2025 Reverse Stock Split, the “Reverse Stock Splits”) on September 30, 2026. Unless otherwise stated, all share and per share amounts for all periods presented in these consolidated financial statements have been retroactively adjusted to reflect the Reverse Stock Splits. No fractional shares were issued. Stockholders otherwise entitled to a fractional share received a number of shares rounded up to the nearest whole share.

Summary of Adjusted Amounts

	Year	As Reported	Adjustment	As Adjusted
Balance Sheet
Class A Common Stock, $.0001 par value, 1 billion and 130 million shares authorized, 356,794 and 231,973 issued and outstanding on December 31, 2025, and December 31, 2024, respectively	2025	4,281,523	(3,924,729)	356,794
	2024	2,783,666	(2,551,693)	231,973
Class A Common Stock, par value ($)	2025	428	(392)	36
	2024	278	(255)	23
Additional paid-in capital ($)	2025	131,152,020	392	131,152,412
	2024	108,467,253	255	108,467,508
Income Statement
Weighted average shares outstanding, basic and diluted	2025	2,921,648	(2,678,177)	243,471
	2024	2,772,867	(2,541,794)	231,073
Basic and diluted net loss per share	2025	$(0.82)	(9.05)	$(9.87)
	2024	$(17.43)	(191.68)	$(209.11)
Statement of Stockholders Equity (Class A Common Stock shares), year ended December 31, 2025
Balance, December 31, 2024	2025	2,783,666	(2,551,693)	231,973
Issuance of Class A Common Stock for restricted stock awards, net of tax	2025	4,292	(3,934)	358
Issuance of Class A Common Stock for legal settlement	2025	89,308	(81,865)	7,443
Shares of Class A Common Stock withheld for net share settlement	2025	(1,421)	1,302	(119)
Issuance of common stock due to reverse stock split	2025	40,110	(36,767)	3,343
Issuance of Class A Common Stock to Abaca Shareholders	2025	37,517	(34,390)	3,127
Issuance of Class A Common Stock for restricted stock awards	2025	1,448	(1,327)	121
Issuance of Class A Common from the Equity Line of Credit (ELOC)	2025	1,326,603	(1,216,052)	110,551
Fractional share rounding (reverse stock split)	2025	-	(3)	(3)
Balance, December 31, 2025	2025	4,281,523	(3,924,729)	356,794
Statement of Stockholders Equity (Class A Common Stock shares), year ended December 31, 2024
Balance, December 31, 2023	2024	2,728,168	(2,500,820)	227,348
Issuance of Class A Common Stock for marketing services	2024	12,117	(11,107)	1,010
Conversion of PIPE shares	2024	39,600	(36,300)	3,300
Issuance of Class A Common Stock for restricted stock awards	2024	3,781	(3,465)	316
Fractional share rounding (reverse stock split)	2024	-	(1)	(1)
Balance, December 31, 2024	2024	2,783,666	(2,551,693)	231,973

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, balances due from financial institutions, and investments with original maturities of three months or less.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized when control of promised services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services, following the five-step model under ASC 606.

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Account Fee Income

The Company earns fees for compliance services provided to financial institution customers, including account onboarding fees, account maintenance fees, transaction processing fees, and other account activity fees. These fees are recognized at the point in time when the performance obligation is satisfied and no contingencies exist.

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Investment Income

The Company earns investment income based on interest earned on daily average deposit balances maintained by CRBs at financial institution customers. This income is recognized as earned over the applicable period.

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Loan Program Income

Revenue from loan program income is recognized over the loan period as earned. Under the Commercial Alliance Agreement with PCCU, as amended (the “Amended CAA”), the Company’s share of loan interest income is determined by a loan yield allocation formula and recognized as earned.

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Master Program Agreement Revenue

The Company licenses its proprietary Safe Harbor Program to financial institutions under a Master Program Agreement, which grants a non-exclusive, non-transferable right to use the platform. Revenue under these agreements is recognized over the term of the arrangement as services are provided.

Stock-Based Compensation

The Company measures all equity-based payment arrangements to employees, directors, and non-employee consultants in accordance with ASC 718, Compensation - Stock Compensation. The grant-date fair value of stock-based awards is determined using either the quoted market price of the Company’s Common Stock or the Black-Scholes option valuation model, as appropriate for the instrument type.

Compensation cost for service-based awards is recognized on a straight-line basis over the requisite service period. For performance-based awards, compensation cost is recognized when it becomes probable that the performance condition will be achieved. Forfeitures are recognized as they occur.

For non-employee awards settled in equity including Series B Preferred Stock and warrants issued to consultants, the Company measures the fair value at the grant date and recognizes the cost over the service period. Where awards are partially vested at issuance, the vested fair value is recorded as a prepaid asset and amortized to expense over the remaining service period.

The Black-Scholes option model incorporates the following assumptions: expected term (using the simplified method as the average of contractual term and vesting period); expected stock price volatility (based on the Company’s historical stock price); risk-free interest rate (based on U.S. Treasury rates for maturities approximating expected lives); and expected dividend yield of zero (as the Company has not paid dividends and does not anticipate doing so in the foreseeable future). Changes in assumptions used to estimate fair value could result in materially different results.

Convertible Debt and Original Issue Discount

The Company accounts for convertible debt instruments under ASC 470-20, Debt with Conversion and Other Options. Debt issuance costs and original issue discounts are recorded as a direct reduction to the carrying amount of the related debt instrument and amortized to interest expense over the contractual term using the effective interest method in accordance with ASC 835-30.

Warrant Liabilities and Derivative Instruments

The Company evaluates all financial instruments, including warrants and conversion features, at issuance to determine whether they should be classified as equity or liabilities under ASC 815-40, Derivatives and Hedging - Contracts in an Entity’s Own Equity, and ASC 480, Distinguishing Liabilities from Equity.

Warrants that do not meet the criteria for equity classification are recorded as liabilities at fair value on the date of issuance. These warrant liabilities are remeasured at fair value at each subsequent reporting date, with changes in fair value recognized in the consolidated statements of operations. Warrants are valued using the Black-Scholes-Merton model.

Preferred Stock - Classification and Measurement

The Company evaluates preferred stock instruments under ASC 480 and ASC 815-40 to determine the appropriate classification between liabilities, mezzanine equity, and permanent equity.

Extinguishment of Liabilities

When a financial liability is extinguished through the issuance of equity instruments, the Company accounts for the transaction under ASC 405-20, Liabilities - Extinguishments of Liabilities, and ASC 470-50, Debt - Modifications and Extinguishments. The equity instruments issued are measured at fair value, and any difference between the carrying amount of the extinguished liability and the fair value of the equity issued is recognized as a gain or loss on extinguishment in the consolidated statements of operations.

Fair Value Measurements

The Company utilizes the fair value hierarchy to apply fair value measurements. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair values that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon its own market assumptions. The basis for fair value measurements for each level within the hierarchy is described below:

Level 1: Quoted prices for identical assets or liabilities in active markets.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Valuations derived from techniques in which one or more significant inputs are unobservable.

Segment Reporting

The Company operates as one reportable segment providing financial services and banking solutions to CRBs under ASC 280, Segment Reporting. The chief operating decision maker, the Company’s Chief Executive Officer, reviews financial information on a consolidated basis when allocating resources and assessing performance.

Financial Assets Measured at Amortized Cost

For financial assets within the scope of ASC 326, the Company measures the allowance for credit losses based on relevant information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions that affect the collectability of the reported amounts. The allowance is deducted from the amortized cost basis of the financial asset on the consolidated balance sheet, and the net amount represents management’s best estimate of the cash flows expected to be collected. Changes in the allowance for credit losses are recognized as credit loss expense or reversal in the consolidated statements of operations.

The Company considers the following factors, among others, in estimating expected credit losses:

●	Historical loss experience and default rates for instruments with similar risk characteristics;
●	The creditworthiness and financial condition of the counterparty;
●	Current and forecasted macroeconomic conditions over the reasonable and supportable forecast period, reverting to historical averages beyond that period; and
●	Collateral arrangements, recourse provisions, and other credit enhancements.

Financial assets are written off against the allowance when management determines that the asset is uncollectible and all reasonable collection efforts have been exhausted. Subsequent recoveries, if any, are credited to the allowance for credit losses.

Contract Asset

The contract asset recognized in connection with the Second Amended CAA with PCCU are not financial asset within the scope of ASC 326. This asset represent costs incurred to fulfill the contract specifically, the cost of assuming the stand-ready guarantee obligation (ASC 460) and the contingent indemnification exposure (ASC 326). The contract asset is amortized on a systematic and rational basis over the contract term consistent with the release of the underlying guarantee exposure. Contract asset are evaluated for impairment under ASC 340-40-35-2 when facts and circumstances indicate the carrying amount may not be recoverable; any impairment is recognized in the period identified and may not be subsequently reversed.

Stand Ready Guarantees - ASC 460

The Company accounts for financial guarantees in accordance with ASC 460, Guarantees. At the inception of a guarantee, the Company recognizes a liability equal to the fair value of the stand-ready obligation assumed. This non-contingent liability represents the value of the obligation undertaken by the Company to stand ready to perform under the guarantee, irrespective of the likelihood that a payment will actually be required.

Subsequent to initial recognition, the stand-ready liability is amortized over the contractual term of the guarantee on a systematic basis that reflects the Company’s release from risk. If, at any reporting date, a contingent loss accrual required under ASC 450, Contingencies, exceeds the unamortized ASC 460 carrying amount, the Company records the higher contingent loss estimate in accordance with that guidance.

Financial Indemnification Liabilities

Under ASC 326-20, the Company recognizes a financial indemnification liability for its indemnification obligation to PCCU under the Second Amended CAA. This liability represents the Company’s up to 65% share of the lifetime expected credit losses on the covered CRB loan portfolio, measured on a probability-weighted basis and updated each reporting period to reflect current conditions and reasonable and supportable forecasts of future economic conditions. The financial indemnification liability methodology considers historical loss experience, borrower-specific credit quality, collateral values, and forward-looking economic assumptions including conditions specific to the cannabis industry.

The financial indemnification liability is measured independently from, and recognized in addition to, the ASC 460 stand-ready guarantee liability. The two liabilities coexist separately on the consolidated balance sheet and do not offset or true up to each other. The ASC 460 liability is fixed at inception and released over the guarantee term, while the financial indemnification liability is dynamic and remeasured each quarter. Changes in the financial indemnification liability are recognized as credit loss expense or credit loss income in the consolidated statements of operations in the period of remeasurement.

Concentration of Risk

The Company’s revenues are concentrated in the United States with a single customer, PCCU, which represented the substantial majority of revenues for the years ended December 31, 2025 and 2024 (see Note 10). Substantially all CRB client deposits are maintained at PCCU, and all fund transmissions to and from those deposit accounts are handled directly by PCCU.

Financial instruments that potentially subject the Company to concentrations of credit risk consist accounts receivable and cash accounts maintained at financial institutions. At times, account balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) coverage limit of $0.3 million.

As of December 31, 2025 and December 31, 2024, the Company had approximately $6.5 million and $2.0 million, respectively, in excess of FDIC coverage. Additionally, amounts due from PCCU represented approximately 97.0% and 87.8% of total accounts receivable as of December 31, 2025 and December 31, 2024, respectively, with balances of approximately $1.0 million at each date. The Company has not experienced losses on these accounts or receivables, and management does not believe the Company is exposed to significant credit risk on such accounts.

Recently Issued Accounting Standards

Standards Adopted in 2025

ASU 2023-09 - Income Taxes (Topic 740): In December 2023, the FASB issued ASU 2023-09, which requires additional disaggregated disclosures in the income tax rate reconciliation and disclosures of income taxes paid by jurisdiction. The standard is effective for annual periods beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements. This is reported on a prospective basis.

ASU 2024-02 - Codification Improvements: In March 2024, the FASB issued ASU 2024-02, which removes references to the FASB Concepts Statements from the Codification. The standard is effective for public entities for years beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements.

ASU 2024-01 - Compensation - Stock Compensation (Topic 718): Profits Interest and Similar Awards: In March 2024, the FASB issued ASU 2024-01, which clarifies whether profits interest and similar awards are subject to ASC 718. The standard is effective for years beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements.

Standards Not Yet Adopted

ASU 2024-03 / ASU 2025-01 - Disaggregation of Income Statement Expenses (Subtopic 220-40): In November 2024, the FASB issued ASU 2024-03, subsequently clarified by ASU 2025-01 (January 2025), requiring entities to disaggregate certain income statement expense line items in the footnotes, including purchases of inventory, employee compensation, depreciation, and amortization. The standard is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Company plans to adopt prospectively and does not anticipate a material impact on its financial reporting.

ASU 2024-04 - Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions: In November 2024, the FASB issued ASU 2024-04, which clarifies the accounting for induced conversions of convertible debt. The standard is effective for annual periods beginning after December 15, 2025. The Company plans to adopt prospectively and does not anticipate a material impact on its financial reporting.

ASU 2025-05 - Financial Instruments - Credit Losses (Topic 326): Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient allowing entities to assume current credit conditions remain unchanged for the remaining life of current accounts receivable and current contract assets under ASC 606. The standard is effective for years beginning after December 15, 2025. The Company is currently evaluating the potential impact on its consolidated financial statements.

ASU 2025-08 - Financial Instruments - Credit Losses (Topic 326): Purchased Loans: In December 2025, the FASB issued ASU 2025-08, which expands the population of acquired financial assets subject to the gross-up approach for recognizing credit losses at acquisition. The standard introduces the concept of “purchased seasoned loans” and requires acquired loans (other than credit cards) that have not experienced significant credit deterioration since origination to follow the gross-up approach. The amendments are effective for annual periods beginning after December 15, 2026. Due to the Company’s Second Amended CAA with PCCU, management believes this standard may have a material impact on the Company’s financial statements upon adoption. The Company is currently evaluating the scope and magnitude of that impact.

The Company will continue to monitor the development of accounting standards and intends to adopt them in accordance with their respective effective dates. Additional disclosures will be provided in future filings as the Company completes its assessment.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, balances due from financial institutions, and other highly liquid investments with original maturities of three months or less from the date of purchase that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

As of September 30, 2026, cash and cash equivalents were $4.4 million, primarily held in operating accounts, substantially all of which were on deposit with PCCU, a related party (see Note 10, Related Party Transactions). The Company’s investment in a government money market fund represents operating cash of the Company’s wholly owned subsidiary, SHF, LLC.

Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand, balances due from financial institutions, and investments with original maturities of three months or less.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized when control of promised services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services, following the five-step model under ASC 606.

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Account Fee Income

Account fee income consists of fees earned from cannabis-related businesses maintaining accounts with the Company’s financial institution partners, including deposit account fees, account activity fees, and onboarding income. These fees are recognized periodically in accordance with the fee schedules established with financial institution partners. Account fee income also includes merchant income earned through referral arrangements with third-party payment processors under which the Company receives a percentage of net revenue generated by referred merchants, recognized as earned.

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Investment Income

Investment income represents the Company’s share of interest earned on net investable cannabis-related business deposit balances held at PCCU and is recognized monthly based on the average net daily deposit balance.

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Loan Program Income

Prior to October 1, 2025, loan program income represented the Company’s allocated share of interest earned on cannabis-related business loans originated by PCCU. Under the First Amended CAA, the Company’s share of loan program income was determined by a loan yield allocation formula that incorporated the Constant Maturity U.S. Treasury Rate published by the Federal Reserve, along with a proprietary risk rating formula to determine the allocation between the Company and PCCU. Under this formula, the Company received approximately 35% of net interest income on applicable loans, with the remainder retained by PCCU.

Effective October 1, 2025, the Second Amended CAA superseded the yield allocation formula and replaced it with a fixed split under which the Company receives up to 65% of net interest income on applicable loans, with PCCU retaining the remaining 35%. The fixed split is not subject to variation by risk rating or risk-based pricing methodology. If the Company determines that an adjustment to its indemnification obligation is required to maintain compliance with Nasdaq listing requirements, the Company’s share of loan program income will be adjusted by a corresponding amount on a go-forward basis for the applicable loans.

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Safe Harbor Program Income

The Company licenses its proprietary Safe Harbor Program to financial institutions under a Master Program Agreement, which grants a non-exclusive, non-transferable right to use the platform. Revenue under these agreements is recognized over the term of the arrangement as services are provided.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized when control of promised services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services, following the five-step model under ASC 606.

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Account Fee Income

The Company earns fees for compliance services provided to financial institution customers, including account onboarding fees, account maintenance fees, transaction processing fees, and other account activity fees. These fees are recognized at the point in time when the performance obligation is satisfied and no contingencies exist.

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Investment Income

The Company earns investment income based on interest earned on daily average deposit balances maintained by CRBs at financial institution customers. This income is recognized as earned over the applicable period.

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Loan Program Income

Revenue from loan program income is recognized over the loan period as earned. Under the Commercial Alliance Agreement with PCCU, as amended (the “Amended CAA”), the Company’s share of loan interest income is determined by a loan yield allocation formula and recognized as earned.

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Master Program Agreement Revenue

The Company licenses its proprietary Safe Harbor Program to financial institutions under a Master Program Agreement, which grants a non-exclusive, non-transferable right to use the platform. Revenue under these agreements is recognized over the term of the arrangement as services are provided.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all equity-based payment arrangements to employees, directors, and non-employee consultants in accordance with ASC 718, Compensation - Stock Compensation. The grant-date fair value of stock-based awards is determined using either the quoted market price of the Company’s Common Stock or the Black-Scholes option valuation model, as appropriate for the instrument type.

Compensation cost for service-based awards is recognized on a straight-line basis over the requisite service period. For performance-based awards, compensation cost is recognized when it becomes probable that the performance condition will be achieved. Forfeitures are recognized as they occur.

The Black-Scholes option model incorporates the following assumptions: expected term (using the simplified method as the average of contractual term and vesting period); expected stock price volatility (based on the Company’s historical stock price); risk-free interest rates (based on U.S. Treasury rates for maturities approximating expected lives); and expected dividend yield of zero (as the Company has not paid dividends and does not anticipate doing so in the foreseeable future). Changes in assumptions used to estimate fair value could result in materially different results.

Stock-Based Compensation

The Company measures all equity-based payment arrangements to employees, directors, and non-employee consultants in accordance with ASC 718, Compensation - Stock Compensation. The grant-date fair value of stock-based awards is determined using either the quoted market price of the Company’s Common Stock or the Black-Scholes option valuation model, as appropriate for the instrument type.

Compensation cost for service-based awards is recognized on a straight-line basis over the requisite service period. For performance-based awards, compensation cost is recognized when it becomes probable that the performance condition will be achieved. Forfeitures are recognized as they occur.

For non-employee awards settled in equity including Series B Preferred Stock and warrants issued to consultants, the Company measures the fair value at the grant date and recognizes the cost over the service period. Where awards are partially vested at issuance, the vested fair value is recorded as a prepaid asset and amortized to expense over the remaining service period.

The Black-Scholes option model incorporates the following assumptions: expected term (using the simplified method as the average of contractual term and vesting period); expected stock price volatility (based on the Company’s historical stock price); risk-free interest rate (based on U.S. Treasury rates for maturities approximating expected lives); and expected dividend yield of zero (as the Company has not paid dividends and does not anticipate doing so in the foreseeable future). Changes in assumptions used to estimate fair value could result in materially different results.

Convertible Debt and Original Issue Discount

Convertible Debt and Original Issue Discount

The Company accounts for convertible debt instruments under ASC 470-20, Debt with Conversion and Other Options. Debt issuance costs and original issue discounts are recorded as a direct reduction to the carrying amount of the related debt instrument and amortized to interest expense over the contractual term using the effective interest method in accordance with ASC 835-30.

Warrant Liabilities and Derivative Instruments

Warrant Liabilities and Derivative Instruments

The Company evaluates all financial instruments, including warrants and conversion features, at issuance to determine whether they should be classified as equity or liabilities under ASC 815-40, Derivatives and Hedging - Contracts in an Entity’s Own Equity, and ASC 480, Distinguishing Liabilities from Equity.

Warrants that do not meet the criteria for equity classification are recorded as liabilities at fair value on the date of issuance. These warrant liabilities are remeasured at fair value at each subsequent reporting date, with changes in fair value recognized in the consolidated statements of operations. Warrants are valued using the Black-Scholes-Merton model.

Preferred Stock - Classification and Measurement

Preferred Stock - Classification and Measurement

The Company evaluated its Series B Convertible Preferred Stock under ASC 480, Distinguishing Liabilities from Equity, and ASC 815-40, Contracts in Entity’s Own Equity, and concluded that it is appropriately classified in permanent equity. The Series B Convertible Preferred Stock is not mandatorily redeemable, and it does not contain redemption features that are outside the Company’s control. Any embedded conversion features are indexed to the Company’s own stock and meet the conditions for equity classification, and therefore it is not bifurcated and accounted for as a derivative.

Preferred Stock - Classification and Measurement

The Company evaluates preferred stock instruments under ASC 480 and ASC 815-40 to determine the appropriate classification between liabilities, mezzanine equity, and permanent equity.

Extinguishment of Liabilities

Extinguishment of Liabilities

When a financial liability is extinguished through the issuance of equity instruments, the Company accounts for the transaction under ASC 405-20, Liabilities - Extinguishments of Liabilities, and ASC 470-50, Debt - Modifications and Extinguishments. The equity instruments issued are measured at fair value, and any difference between the carrying amount of the extinguished liability and the fair value of the equity issued is recognized as a gain or loss on extinguishment in the consolidated statements of operations.

Fair Value Measurements

Fair Value Measurements

The Company utilizes the fair value hierarchy to apply fair value measurements. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair values that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon its own market assumptions. The basis for fair value measurements for each level within the hierarchy is described below:

Level 1: Quoted prices for identical assets or liabilities in active markets.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Valuations derived from techniques in which one or more significant inputs are unobservable.

Fair Value Measurements

The Company utilizes the fair value hierarchy to apply fair value measurements. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair values that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon its own market assumptions. The basis for fair value measurements for each level within the hierarchy is described below:

Level 1: Quoted prices for identical assets or liabilities in active markets.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Valuations derived from techniques in which one or more significant inputs are unobservable.

Segment Reporting

Segment Reporting

The Company operates as one reportable segment, providing financial services and banking solutions to CRBs, under ASC 280, Segment Reporting. The chief operating decision maker, the Company’s Chief Executive Officer, reviews financial information on a consolidated basis when allocating resources and assessing performance.

Segment Reporting

The Company operates as one reportable segment providing financial services and banking solutions to CRBs under ASC 280, Segment Reporting. The chief operating decision maker, the Company’s Chief Executive Officer, reviews financial information on a consolidated basis when allocating resources and assessing performance.

Financial Assets Measured at Amortized Cost

Financial Assets Measured at Amortized Cost

For financial assets within the scope of ASC 326, the Company measures the allowance for credit losses based on relevant information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions that can affect the collectability of the reported amounts. The allowance is deducted from the amortized cost basis of the financial asset on the unaudited condensed consolidated balance sheet, and the net amount represents management’s best estimate of the cash flows expected to be collected. Changes in the allowance for credit losses are recognized as credit loss expense or reversal in the unaudited condensed consolidated statements of operations.

The Company considers the following factors, among others, in estimating expected credit losses:

●	Historical loss experience and default rates for instruments with similar risk characteristics;
●	The creditworthiness and financial condition of the counterparty;
●	Current and forecasted macroeconomic conditions over the reasonable and supportable forecast period, reverting to historical averages beyond that period; and
●	Collateral arrangements, recourse provisions, and other credit enhancements.

Financial assets are written off against the allowance when management determines that the asset is uncollectible and all reasonable collection efforts have been exhausted. Subsequent recoveries, if any, are credited to the allowance for credit losses.

Financial Assets Measured at Amortized Cost

For financial assets within the scope of ASC 326, the Company measures the allowance for credit losses based on relevant information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions that affect the collectability of the reported amounts. The allowance is deducted from the amortized cost basis of the financial asset on the consolidated balance sheet, and the net amount represents management’s best estimate of the cash flows expected to be collected. Changes in the allowance for credit losses are recognized as credit loss expense or reversal in the consolidated statements of operations.

The Company considers the following factors, among others, in estimating expected credit losses:

●	Historical loss experience and default rates for instruments with similar risk characteristics;
●	The creditworthiness and financial condition of the counterparty;
●	Current and forecasted macroeconomic conditions over the reasonable and supportable forecast period, reverting to historical averages beyond that period; and
●	Collateral arrangements, recourse provisions, and other credit enhancements.

Financial assets are written off against the allowance when management determines that the asset is uncollectible and all reasonable collection efforts have been exhausted. Subsequent recoveries, if any, are credited to the allowance for credit losses.

Contract Asset

Contract Asset

The contract asset was recognized in connection with the Second Amended CAA within the scope of ASC 340-40. This asset represents costs incurred to fulfill the contract, specifically the cost of assuming the stand-ready guarantee obligation under ASC 460 and the contingent indemnification exposure under ASC 326. The contract asset is amortized on a systematic and rational basis over the contract term consistent with the release of the underlying guarantee exposure. The contract asset is evaluated for impairment under ASC 340-40-35-3 when facts and circumstances indicate the carrying amount may not be recoverable and any impairment identified is recognized in the period identified and may not be subsequently reversed.

Contract Asset

The contract asset recognized in connection with the Second Amended CAA with PCCU are not financial asset within the scope of ASC 326. This asset represent costs incurred to fulfill the contract specifically, the cost of assuming the stand-ready guarantee obligation (ASC 460) and the contingent indemnification exposure (ASC 326). The contract asset is amortized on a systematic and rational basis over the contract term consistent with the release of the underlying guarantee exposure. Contract asset are evaluated for impairment under ASC 340-40-35-2 when facts and circumstances indicate the carrying amount may not be recoverable; any impairment is recognized in the period identified and may not be subsequently reversed.

Stand Ready Guarantees – ASC 460

Stand Ready Guarantees – ASC 460

The Company accounts for its indemnification obligation to PCCU under the Second Amended CAA as a financial guarantee within the scope of ASC 460, Guarantees. Under ASC 460-10-25-3, the issuance of a guarantee imposes a noncontingent obligation to stand ready to perform, and at inception the Company recognizes a stand-ready guarantee liability equal to the fair value of that obligation, irrespective of the likelihood that a payment will actually be required. A new stand-ready liability is recognized at fair value each time a loan is added to the indemnified CRB loan portfolio.

Subsequent to initial recognition, the stand-ready liability is not remeasured to fair value. Consistent with ASC 460-10-35-2, it is reduced through release to income on a systematic and rational basis over the weighted average life of the underlying indemnified loans, reflecting the Company’s progressive release from risk as those loans are repaid or mature.

Stand Ready Guarantees - ASC 460

The Company accounts for financial guarantees in accordance with ASC 460, Guarantees. At the inception of a guarantee, the Company recognizes a liability equal to the fair value of the stand-ready obligation assumed. This non-contingent liability represents the value of the obligation undertaken by the Company to stand ready to perform under the guarantee, irrespective of the likelihood that a payment will actually be required.

Subsequent to initial recognition, the stand-ready liability is amortized over the contractual term of the guarantee on a systematic basis that reflects the Company’s release from risk. If, at any reporting date, a contingent loss accrual required under ASC 450, Contingencies, exceeds the unamortized ASC 460 carrying amount, the Company records the higher contingent loss estimate in accordance with that guidance.

Financial Indemnification Liabilities

Financial Indemnification Liabilities

Under ASC 326-20, the Company recognizes a financial indemnification liability for its indemnification obligation to PCCU under the Second Amended CAA. This liability represents the Company’s up to 65% share of the lifetime expected credit losses on the covered CRB loan portfolio, measured on a probability-weighted basis and updated each reporting period to reflect current conditions and reasonable and supportable forecasts of future economic conditions. The financial indemnification liability methodology considers historical loss experience, borrower-specific credit quality, collateral values, and forward-looking economic assumptions including conditions specific to the cannabis industry.

The financial indemnification liability is measured independently from, and recognized in addition to, the ASC 460 stand-ready guarantee liability. The two liabilities coexist separately on the unaudited condensed consolidated balance sheet and do not offset or true up to each other. The ASC 460 liability is fixed at inception and released over the guarantee term, while the financial indemnification liability is dynamic and remeasured each quarter. Changes in the financial indemnification liability are recognized as a provision for, or reversal of, credit losses within credit benefit in the unaudited condensed consolidated statements of operations in the period of remeasurement.

Financial Indemnification Liabilities

Under ASC 326-20, the Company recognizes a financial indemnification liability for its indemnification obligation to PCCU under the Second Amended CAA. This liability represents the Company’s up to 65% share of the lifetime expected credit losses on the covered CRB loan portfolio, measured on a probability-weighted basis and updated each reporting period to reflect current conditions and reasonable and supportable forecasts of future economic conditions. The financial indemnification liability methodology considers historical loss experience, borrower-specific credit quality, collateral values, and forward-looking economic assumptions including conditions specific to the cannabis industry.

The financial indemnification liability is measured independently from, and recognized in addition to, the ASC 460 stand-ready guarantee liability. The two liabilities coexist separately on the consolidated balance sheet and do not offset or true up to each other. The ASC 460 liability is fixed at inception and released over the guarantee term, while the financial indemnification liability is dynamic and remeasured each quarter. Changes in the financial indemnification liability are recognized as credit loss expense or credit loss income in the consolidated statements of operations in the period of remeasurement.

Concentration of Risk

Concentration of Risk

The Company’s revenue is concentrated in the United States with a single customer, PCCU, which represented the substantial majority of revenue for the three and nine months ended September 30, 2026 and September 30, 2025, see Note 10, Related Party Transactions. Substantially all CRB client deposits are maintained at PCCU, and all fund transmissions to and from those deposit accounts are handled directly by PCCU.

Financial instruments that potentially subject the Company to concentrations of credit risk consist of accounts receivable and cash accounts maintained at financial institutions. At times, account balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) coverage limit of $0.25 million.

As of September 30, 2026 and December 31, 2025, the Company had $3.6 million and $6.5 million of account balances, respectively, in excess of FDIC coverage. Additionally, amounts due from PCCU represented approximately 98.0% and 97.0% of total accounts receivable as of September 30, 2026 and December 31, 2025, respectively, with balances of approximately $0.8 million and $1.0 million, respectively. The Company has not experienced losses on these accounts or receivables, and management does not believe the Company is exposed to significant credit risk on such accounts.

Concentration of Risk

The Company’s revenues are concentrated in the United States with a single customer, PCCU, which represented the substantial majority of revenues for the years ended December 31, 2025 and 2024 (see Note 10). Substantially all CRB client deposits are maintained at PCCU, and all fund transmissions to and from those deposit accounts are handled directly by PCCU.

Financial instruments that potentially subject the Company to concentrations of credit risk consist accounts receivable and cash accounts maintained at financial institutions. At times, account balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) coverage limit of $0.3 million.

As of December 31, 2025 and December 31, 2024, the Company had approximately $6.5 million and $2.0 million, respectively, in excess of FDIC coverage. Additionally, amounts due from PCCU represented approximately 97.0% and 87.8% of total accounts receivable as of December 31, 2025 and December 31, 2024, respectively, with balances of approximately $1.0 million at each date. The Company has not experienced losses on these accounts or receivables, and management does not believe the Company is exposed to significant credit risk on such accounts.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

Standards Adopted in 2026

ASU 2024-04 – Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions: In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU 2024-04, which clarifies the accounting for induced conversions of convertible debt. The standard is effective for annual periods beginning after December 15, 2025. The Company adopted this standard prospectively. The adoption had no effect on the Company’s unaudited condensed consolidated financial statements. The conversions of Series B Convertible Preferred Stock that were induced via a temporary reduction in the Series B Convertible Preferred Stock’s conversion price, which occurred during the quarter ended June 30, 2026, are equity-classified preferred stock conversions accounted for under ASC 260-10-S99-2 rather than ASU 2024-04 (which amends ASC 470-20), and the resulting deemed dividend is disclosed in Note 12, Earnings Per Share.

ASU 2025-05 - Financial Instruments - Credit Losses (Topic 326): Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient by allowing entities to assume current credit conditions will remain unchanged for the remaining life of current accounts receivable and current contract assets under ASC 606. The standard is effective for years beginning after December 15, 2025. The Company adopted this standard prospectively and the adoption did not have an impact on its unaudited condensed consolidated financial statements.

Standards Not Yet Adopted

ASU 2024-03 / ASU 2025-01 - Disaggregation of Income Statement Expenses (Subtopic 220-40): In November 2024, the FASB issued ASU 2024-03, subsequently clarified by ASU 2025-01 (January 2025), requiring entities to disaggregate certain income statement expense line items in the footnotes, including purchases of inventory, employee compensation, depreciation, and amortization. The standard is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Company plans to adopt this standard prospectively and does not anticipate a material impact on its financial reporting.

ASU 2025-06 – Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software: In September 2025, the FASB issued ASU 2025-06, which removes the project-stage framework for capitalizing internal-use software costs and instead requires capitalization to begin when management has authorized and committed to funding the software project and it is probable that the project will be completed and the software will be used to perform the function intended. The standard also removes references to website development costs and provides guidance on evaluating significant development uncertainty. The standard is effective for annual periods beginning after December 15, 2027, and interim periods within those annual periods, with early adoption permitted. The Company plans to adopt this standard prospectively on January 1, 2028, and does not anticipate a material impact on its unaudited condensed consolidated financial statements.

ASU 2026-01 – Debt (Subtopic 505-10): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock: In April 2026, the FASB issued ASU 2026-01, which requires that paid-in-kind (“PIK”) dividends on equity-classified preferred stock be initially measured based on the PIK dividend rate stated in the preferred stock agreement for purposes of both financial statement recognition and earnings per share calculations. The standard does not change when PIK dividends are recorded or when they affect earnings per share. The standard is effective for annual periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted and does not anticipate a material impact on its unaudited condensed consolidated financial statements.

Loss of Emerging Growth Company Status: The Company is an emerging growth company (“EGC”) under the Jumpstart Our Business Startups Act of 2012 and has elected to use the extended transition period for complying with new or revised accounting standards. The Company will cease to be an EGC on December 31, 2026, the last day of the fiscal year following the fifth anniversary of its initial public offering. Beginning with its Annual Report on Form 10-K for the year ending December 31, 2026, the Company will be required to adopt new or revised accounting standards on the effective dates applicable to public business entities and will no longer be permitted to defer adoption to the dates applicable to private companies. The Company has adopted, as of the public business entity effective dates, all accounting standards that are effective for public business entities for annual periods beginning on or before January 1, 2026. Accordingly, management does not expect the loss of EGC status to require the adoption of any additional accounting standards in the Annual Report on Form 10-K for the year ending December 31, 2026. The effective dates presented above for standards not yet adopted are those applicable to public business entities, and the Company expects to adopt each such standard on that date.

The Company will continue to monitor the development of accounting standards and intends to adopt them in accordance with their respective effective dates. Additional disclosures will be provided in future filings as the Company completes its assessment of these standards’ impact.

Recently Issued Accounting Standards

Standards Adopted in 2025

ASU 2023-09 - Income Taxes (Topic 740): In December 2023, the FASB issued ASU 2023-09, which requires additional disaggregated disclosures in the income tax rate reconciliation and disclosures of income taxes paid by jurisdiction. The standard is effective for annual periods beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements. This is reported on a prospective basis.

ASU 2024-02 - Codification Improvements: In March 2024, the FASB issued ASU 2024-02, which removes references to the FASB Concepts Statements from the Codification. The standard is effective for public entities for years beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements.

ASU 2024-01 - Compensation - Stock Compensation (Topic 718): Profits Interest and Similar Awards: In March 2024, the FASB issued ASU 2024-01, which clarifies whether profits interest and similar awards are subject to ASC 718. The standard is effective for years beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements.

Standards Not Yet Adopted

ASU 2024-03 / ASU 2025-01 - Disaggregation of Income Statement Expenses (Subtopic 220-40): In November 2024, the FASB issued ASU 2024-03, subsequently clarified by ASU 2025-01 (January 2025), requiring entities to disaggregate certain income statement expense line items in the footnotes, including purchases of inventory, employee compensation, depreciation, and amortization. The standard is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Company plans to adopt prospectively and does not anticipate a material impact on its financial reporting.

ASU 2024-04 - Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions: In November 2024, the FASB issued ASU 2024-04, which clarifies the accounting for induced conversions of convertible debt. The standard is effective for annual periods beginning after December 15, 2025. The Company plans to adopt prospectively and does not anticipate a material impact on its financial reporting.

ASU 2025-05 - Financial Instruments - Credit Losses (Topic 326): Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient allowing entities to assume current credit conditions remain unchanged for the remaining life of current accounts receivable and current contract assets under ASC 606. The standard is effective for years beginning after December 15, 2025. The Company is currently evaluating the potential impact on its consolidated financial statements.

ASU 2025-08 - Financial Instruments - Credit Losses (Topic 326): Purchased Loans: In December 2025, the FASB issued ASU 2025-08, which expands the population of acquired financial assets subject to the gross-up approach for recognizing credit losses at acquisition. The standard introduces the concept of “purchased seasoned loans” and requires acquired loans (other than credit cards) that have not experienced significant credit deterioration since origination to follow the gross-up approach. The amendments are effective for annual periods beginning after December 15, 2026. Due to the Company’s Second Amended CAA with PCCU, management believes this standard may have a material impact on the Company’s financial statements upon adoption. The Company is currently evaluating the scope and magnitude of that impact.

The Company will continue to monitor the development of accounting standards and intends to adopt them in accordance with their respective effective dates. Additional disclosures will be provided in future filings as the Company completes its assessment.

Capitalized Software Development Costs

Capitalized Software Development Costs

The Company capitalizes certain costs incurred to develop software for internal use in accordance with ASC 350-40, Intangibles—Goodwill and Other—Internal-Use Software. Costs incurred during the preliminary project stage, including conceptual formulation, evaluation of alternatives and determination of performance requirements, are expensed as incurred. Costs incurred during the application development stage, consisting primarily of external direct costs of materials and services and payroll and payroll-related costs of employees directly associated with the project, are capitalized once management with the relevant authority has authorized and committed to funding the project and it is probable the project will be completed and the software will be used to perform the function intended. Capitalization ceases when the software is substantially complete and ready for its intended use. Costs incurred after the software is placed in service, including training, maintenance and minor enhancements that do not add functionality, and costs that do not qualify for capitalization, are expensed as incurred and are included in general and administrative expenses in the unaudited condensed consolidated statements of operations.

Capitalized software development costs are amortized on a straight-line basis over the estimated useful life of the software, generally five years, beginning when the software is placed in service, and amortization is included in general and administrative expenses. Capitalized software is evaluated for impairment in accordance with ASC 360-10 whenever events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount exceeds the undiscounted cash flows expected to result from the use and eventual disposition of the asset, measured as the excess of carrying amount over fair value.